Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of estimated fair values of financial instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	March 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$48,278	$48,278	$285,221	$285,221
Financial liabilities:
Long-term debt
Senior unsecured credit facility	450,000	441,000	300,000	294,750
Senior notes	2,050,000	2,114,250	2,050,000	2,058,750

The estimated fair values of the Company's financial instruments are as follows (in thousands):

	2013		2012
December 31,	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$285,221	$285,221	$14,562	$14,562
Financial liabilities:
Long-term debt
Senior unsecured credit facility	300,000	294,750	—	—
Senior notes	2,050,000	2,058,750	—	—

Schedule of the estimated useful lives of property and equipment

Depreciation of property and equipment is recorded using the straight-line method over the following estimated useful lives:

Land improvements	5 to 15 years
Building and improvements	5 to 40 years
Furniture, fixtures, and equipment	3 to 31 years

Schedule of future minimum rental income from properties under non-cancelable operating leases

As of December 31, 2013, the future minimum rental income from the Company's properties under non-cancelable operating leases was as follows (in thousands):

Year ending December 31,
2014	$375,602
2015	375,602
2016	375,602
2017	376,101
2018	368,311
Thereafter	3,240,760

Total	$5,111,978

Schedule of the components of gaming revenue

The following table discloses the components of gaming revenue within the condensed consolidated statements of income for the three months ended March 31, 2014 and 2013:

	Three Months Ended March 31,
	2014	2013
	(in thousands)
Video lottery	$33,381	$37,352
Table game	4,940	3,448
Poker	434	280
Total gaming revenue, net of cash incentives	$38,755	$41,080

The following table discloses the components of gaming revenue within the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011:

Year ended December 31,	2013	2012	2011
	(in thousands)
Video lottery, net of cash incentives	$138,803	$189,808	$210,349
Table game	18,096	11,891	12,333
Poker	2,453	882	620

Total gaming revenue	$159,352	$202,581	$223,302

Schedule of amounts included in promotional allowances

The amounts included in promotional allowances for the three months ended March 31, 2014 and 2013 are as follows:

	Three Months Ended March 31,
	2014	2013
	(in thousands)
Food and beverage	$1,361	$1,517
Other	9	129
Total promotional allowances	$1,370	$1,646

The amounts included in promotional allowances for the years ended December 31, 2013, 2012 and 2011 are as follows:

Year ended December 31,	2013	2012	2011
	(in thousands)
Food and beverage	$5,970	$6,806	$6,971
Other	167	767	843

Total promotional allowances	$6,137	$7,573	$7,814

Schedule of the estimated cost of providing complimentary services

The estimated cost of providing such complimentary services, which is primarily included in food, beverage, and other expense, for the three months ended March 31, 2014 and 2013 are as follows:

	Three Months Ended March 31,
	2014	2013
	(in thousands)
Food and beverage	$716	$713
Other	3	69
Total cost of complimentary services	$719	$782

The estimated cost of providing such complimentary services, which is primarily included in food, beverage, and other expense, for the years ended December 31, 2013, 2012 and 2011 are as follows:

Year ended December 31,	2013	2012	2011
	(in thousands)
Food and beverage	$2,907	$3,319	$3,198
Other	86	384	409

Total cost of complimentary services	$2,993	$3,703	$3,607

Schedule of reconciliation of the weighted-average common shares outstanding used in the calculation of basic EPS to the weighted-average common shares outstanding used in the calculation of diluted EPS

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic EPS to the weighted-average common shares outstanding used in the calculation of diluted EPS for the three months ended March 31, 2014 and 2013 (in thousands):

Three months ended March 31,	2014	2013

Determination of shares:
Weighted-average common shares outstanding	111,198	110,582
Assumed conversion of dilutive employee stock-based awards	6,282	4,703
Assumed conversion of restricted stock	370	318
Diluted weighted-average common shares outstanding	117,850	115,603

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic EPS to the weighted-average common shares outstanding used in the calculation of diluted EPS for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Determination of shares:
Weighted-average common shares outstanding	110,617	110,582	110,582
Assumed conversion of dilutive employee stock-based awards	4,924	4,703	4,703
Assumed conversion of restricted stock	324	318	318

Diluted weighted-average common shares outstanding	115,865	115,603	115,603

Schedule of calculation of basic and diluted EPS for the Company's common stock

The following table presents the calculation of basic and diluted EPS for the Company’s common stock for the three months ended March 31, 2014 and 2013:

Three months ended March 31,	2014	2013
	(in thousands, expect per share data)
Calculation of basic EPS:
Net income	$44,312	$3,214
Less: Net income allocated to participating securities	(175)	(12)
Net income attributable to common shareholders	$44,137	$3,202
Weighted-average common shares outstanding	111,198	110,582
Basic EPS	$0.40	$0.03

Calculation of diluted EPS:
Net income	$44,312	$3,214
Diluted weighted-average common shares outstanding	117,850	115,603
Diluted EPS	$0.38	$0.03

The following table presents the calculation of basic and diluted EPS for the Company's common stock for the years ended December 31, 2013, 2012 and 2011:

Year ended December 31,	2013	2012	2011
	(in thousands, expect per share data)
Calculation of basic EPS:
Net income	$19,830	$22,919	$26,684
Less: Net income allocated to participating securities	(75)	(86)	(101)

Net income attributable to common shareholders	$19,755	$22,833	$26,583
Weighted-average common shares outstanding	110,617	110,582	110,582
Basic EPS	$0.18	$0.21	$0.24
Calculation of diluted EPS:
Net income	$19,830	$22,919	$26,684
Diluted weighted-average common shares outstanding	115,865	115,603	115,603
Diluted EPS	$0.17	$0.20	$0.23